Summary of Significant Accounting Policies - Business Combinations (Details) $ in Thousands	Nov. 01, 2012 USD ($) branch	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($) branch	May. 03, 2014 branch	May. 02, 2014 branch	Dec. 07, 2013 branch	Dec. 06, 2013 branch	Nov. 01, 2013 branch	Oct. 31, 2013 branch	Sep. 30, 2013 USD ($)
Business Acquisition [Line Items]
Intangible assets, goodwill		$ 291,503	$ 291,503							$ 260,277
Bank of America, National Association
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch			74
Deposit accounts			$ 1,900,000
Net loans			13,000
Branch properties			$ 25,000
Premium on deposits			1.99%
Cash and equivalents			$ 1,800,000
Intangibles			11,000
Intangible assets, goodwill			$ 31,000
Bank of America, National Association | New Mexico
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch								11	11
Bank of America, National Association | Washington, Oregon, and Idaho
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch						40	40
Bank of America, National Association | Arizona and Nevada
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch				23	23
South Valley Bancorp, Inc.
Business Acquisition [Line Items]
Deposit accounts	$ 736,000
Net loans	361,000
Net covered loans	108,000
Transaction deposit accounts	533,000
Consideration transferred	44,000
Consideration paid in stock	34,000
Cash resulting from the collection of certain earn-out assets	$ 10,000
South Valley Bancorp, Inc. | Central and Southern Oregon
Business Acquisition [Line Items]
Number of branches acquired (in branches) | branch	24